Satellites and equipment (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2012 Satellites in-orbit	Dec. 31, 2011 Satellites in-orbit	Dec. 31, 2012 Satellite equipment, teleport and antennas	Dec. 31, 2011 Satellite equipment, teleport and antennas	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2011 Furniture and fixtures	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2012 Construction in-progress for Satmex 8	Dec. 31, 2011 Construction in-progress for Satmex 8	Dec. 31, 2008 Construction in-progress for Satmex 7	Dec. 31, 2012 Construction in-progress for Satmex 7	Dec. 31, 2011 Construction in-progress for Satmex 7	Dec. 31, 2012 F4 satellite project advance payment	Dec. 31, 2012 Other construction in-progress	Dec. 31, 2011 Other construction in-progress
Satellites and equipment
Satellites and equipment, gross	$ 207,547	$ 209,515			$ 196,425	$ 196,425	$ 8,061	$ 6,619	$ 4,107	$ 4,388	$ 922	$ 115
Accumulated depreciation and amortization	(21,145)	(53,418)
Satellites and equipment, net excluding construction in-progress	186,402	156,097
Satellites and equipment, net	443,015	552,562											358,289	253,149		32,750	2,600	3,764	1,662	864
Depreciation and amortization expense related to satellites and equipment	21,145	32,273	15,188	36,229
Interest costs capitalized	11,715	33,830	3,801	2,582
Non-refundable advance deposit															$ 2,600